ACQUISITION OF INSURANCE AGENCY (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Fitzgibbons Agency	Dec. 31, 2012 Fitzgibbons Agency
Business Acquisition [Line Items]
Date of acquisition agreement				Dec. 01, 2013
Voting interests acquired in Fitzgibbons (in hundredths)				51.00%
PRMC acquired equipment of Fitzgibbons (in hundredths)				100.00%
Acquisition costs				$ 27	$ 8
Business Acquisition Consideration Paid [Abstract]
Cash paid by PRMC				428
Fair value of non-controlling interest				359
Total consideration				787
Identifiable assets acquired: [Abstract]
Cash and equivalents				18
Accounts receivable				1
Customer list intangible				188
Net premises and equipment				54
Total identified net assets				261
Goodwill:	$ 4,367	$ 4,367	$ 3,840	$ 526